Current and Deferred Taxes (Details) - Schedule of current taxes - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of current tax liabilities (assets)
Current tax (assets)		$ (11,648,000)
Current tax liabilities	12,977,000
Total tax payable (recoverable)	12,977,000	(11,648,000)
(Assets) liabilities current taxes detail (net)
Income tax, tax rate	174,205,000	153,424,000	$ 196,527,000
Minus:
Provisional monthly payments	(157,648)	(159,943,000)
Credit for training expenses	(2,137)	(2,145,000)
Grant credits	(1,360)	(1,149,000)
Other	(83,000)	(1,835,000)
Total tax payable	$ 12,977,000	$ (11,648,000)